Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Useful Lives	The following table provides the range of estimated useful lives used for each asset type:

Office equipment	3 years
Lab equipment	5 to 10 years
Furniture and fittings	5 years
Leasehold improvements	shorter of the lease term or the estimated useful life of the asset
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2022	2021
Lab equipment	$31,188	$34,091
Office equipment	3,573	3,463
Furniture and fittings	1,221	1,363
Leasehold improvements	13,583	14,904
Assets under construction	13,186	2,436
Less: accumulated depreciation	(27,542)	(22,716)
Total property and equipment, net	$35,209	$33,541